Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
- Depreciation for the year	$ (8,372,237)	$ (8,788,121)	$ (10,995,023)
Net book value	105,584,633
Net book value	134,111,715	105,584,633
Vessels [Member]
Costs	139,378,104	124,748,377
- New building vessel delivered during the period	17,807,934	31,831,439
- Vessel Acquisitions	30,015,188	4,958,345
- Sale of vessel	(9,318,842)	(3,749,135)
- Vessel held for sale	(18,081,755)	(18,410,922)
- Vessel delivered during the period	4,503,464
- Capitalized expenses	15,252
Costs	164,319,345	139,378,104	124,748,377
Accumulated depreciation	(33,793,471)	(35,790,625)
- Depreciation for the year	(8,372,237)	(8,788,121)
- Sale of vessel	2,110,762	1,113,067
- Vessel held for sale	9,847,316	9,672,208
Accumulated depreciation	(30,207,630)	(33,793,471)	(35,790,625)
Net book value	105,584,633	88,957,752
- Sale of vessel	(7,208,080)	(2,636,068)
- Vessel held for sale	(8,234,439)	(8,738,714)
Net book value	$ 134,111,715	$ 105,584,633	$ 88,957,752